Note 12 - VALUE ADDED TAX (VAT) (Tables)	12 Months Ended
Dec. 31, 2012
Note 12 - Value Added Tax Vat Tables
Future minimum payments under capital leases and non-cancellable operating leases

Future minimum payments under capital leases and non-cancellable operating leases with initial terms of one year or more consisted of the following as of December 31, 2012:

	Capital Leases	Operating Leases

2013	$179	$1,033
2014	47	682
2015	30	276
2016	5	187
2017	–	186
Thereafter	–	2,317

Net minimum lease payments	$261	$4,681

Less: amount representing interest	(18)

Present value of net minimum lease payments	$243
Less: non-current portion included in other non-current liabilities	(76)

Current portion included in other current liabilities	167

Rental expense
Rental expense consisted of the following:

	2010	2011	2012

Rentals under operating leases	$937	$911	$1,196